Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
There is one adjustment to reconcile the Plan's financial statements to the Plan's Form 5500 for the year ended December 31, 2025 related to deemed distributions of notes receivable from participants under the Plan.
In the case of participants who remain actively employed and do not repay their outstanding loan (or the interest thereon) within the time set forth in the related promissory note, the total amount of their related loans outstanding (and any interest owed) will be considered deemed distributions. Deemed distributions are excluded from the net assets available for benefits and are instead reported as an expense in the Plan's Form 5500. For the purposes of these financial statements, in conformity with GAAP, deemed distributions remain classified as "Notes receivable from participants" until a qualifying distributable event occurs.
The following is a reconciliation of the statement of net assets available for benefits between the financial statements and Form 5500.

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,759,542,023	$1,573,567,743
Deemed distributions of Notes receivable from participants under the Plan	(33,080)	(36,328)
Net assets available for benefits per Form 5500	$1,759,508,943	$1,573,531,415

	December 31,
	2025	2024
Notes receivable from participants per the financial statements	$7,355,926	$7,171,476
Deemed distributions of Notes receivable from participants under the Plan	(33,080)	(36,328)
Participant loans per Form 5500	$7,322,846	$7,135,148
The following is a reconciliation of the statement of changes in net assets available for benefits between the financial statements and Form 5500.

Year Ended December 31, 2025
Net increase in plan assets per the financial statements	$185,974,280
Net impact of deemed distributions of Notes receivable from participants under the Plan	3,248
Net income per Form 5500	$185,977,528